PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property and equipment, net
Less: accumulated depreciation	$ (562,585)		$ (473,027)
Property and equipment, net	2,120,430		2,351,328
Depreciation expense	128,178	$ 101,822
Property
Property and equipment, net
Property and equipment, gross	1,917,827		2,016,287
Leasehold improvements
Property and equipment, net
Property and equipment, gross	355,754		367,235
Office equipment
Property and equipment, net
Property and equipment, gross	144,650		161,997
Vehicle
Property and equipment, net
Property and equipment, gross	138,319		144,986
Electronic equipment
Property and equipment, net
Property and equipment, gross	$ 126,465		$ 133,850